Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Consolidated Statement of Income and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 79,001	$ 84,324